Offerings	Jul. 03, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Maximum Aggregate Offering Price	$ 5,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 880.33
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of common stock, no par value per share (“Common Stock”), of Jones Soda Co. (the “Registrant”), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.Includes the aggregate offering price of additional shares of Common Stock that the underwriters have the right to purchase from the Registrant, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representatives warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of common stock, no par value per share (“Common Stock”), of Jones Soda Co. (the “Registrant”), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value per share, underlying Representatives Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 287,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 44.02
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of common stock, no par value per share (“Common Stock”), of Jones Soda Co. (the “Registrant”), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.The Representative’s Warrants entitle the holder to purchase 5% of the shares of Common Stock sold in the offering at a per share exercise price equal to 100% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o), the proposed maximum aggregate offering price of the Representative’s Warrants is $287,500, which is equal to 100% of $287,500 (5% of the proposed maximum aggregate offering price of $5,750,000).